Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands		9 Months Ended
	Aug. 31, 2022 MXN ($) Exchange_Rate $ / bbl	Sep. 30, 2022 MXN ($) Exchange_Rate $ / bbl	Dec. 07, 2022 USD ($)	Sep. 30, 2022 USD ($) Exchange_Rate	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding		$ 1,708,838,766			$ 1,984,689	$ 2,211,701,630
Outstanding of revolving credit lines			$ 137,737	$ 151,571
Closing foreign exchange rate | Exchange_Rate	19.7567	20.3058		20.3058
Appreciation of the value of the peso in U.S. dollars terms	2.70%
U.S
Disclosure of non-adjusting events after reporting period [line items]
Foreign currency exchange rate loss	$ 48,510,062
Crude oil price movement
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports | $ / bbl	61.86	77.16
Percetnage of increase in crude oil price		19.80%
Advance payments received for the Future sale of turbosine
Disclosure of non-adjusting events after reporting period [line items]
Advances received		$ 17,590,055		$ 306,570